Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles	12 Months Ended
Dec. 31, 2017
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Disclosure of comparative information prepared under previous GAAP [text block]
23.	Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles

The Company's financial statements have been prepared in accordance with International Financial Reporting Standards which differs in certain respects from U.S. GAAP. The effects of these differences are reflected in note 24 and are principally related to the items discussed in the following paragraphs:

(a)	Impairment -
Under IFRS, the Company estimates the recoverable amount of an asset whenever there is an indication that the asset may be impaired. The recoverable amount is the higher of the fair value less costs of disposal and its value in use. Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit.

In 2017 and 2015, the Company did not recognize any impairment loss. In 2016, the Company recognized an impairment loss related to Yanacocha of US$889 million, see note 10(b).

Under US GAAP, the Company used undiscounted cash flows to perform an impairment evaluation. In 2016, the Company recognized an impairment loss related to Yanacocha of US$933 million. No impairment losses were determined for Yanacocha and Conga cash-generating units in 2017 or 2015.

For reconciling the net income/loss and net equity from US GAAP to IFRS, the Company eliminates the higher depreciation recorded under US GAAP corresponding to the impaired assets under IFRS.

(b)	Deferred workers’ profit participation
Under IFRS, the workers’ profit participation is recorded as an employee benefit that is recorded as cost of production or administrative expense, depending of the function of the workers.

Under US GAAP, the workers’ profit sharing is treated in a similar way as income tax since both are calculated based on the Company’s taxable income. Therefore, the Company calculates a deferred workers’ profit participation resulting from the taxable and deductible temporary differences.

For reconciling the net income/loss and net equity from US GAAP to IFRS, the Company eliminates the deferred workers’ profit participation and its corresponding valuation allowance recorded in the current year.

(c)	Stripping activity asset -
Under IFRS, the stripping costs in the production phase of a surface mine are accounted for according to the accounting principles disclosed in note 2.

Under U.S. GAAP, the costs of clearing removal (stripping cost of production) incurred during the production stage are recorded as part of the production cost of inventories.

(d)	Reclamation and mine closure –
Under IFRS, the liability was measured in accordance with IAS 37 and IFRIC 1. Upward and downward revisions in the amount of undiscounted estimated cash flows are discounted using the current market-based discount rate (this includes changes in the time value of money and the risks specific to the liability), see note 2.4 (j).

Under IFRS, the Company has to update the discount rate at the closing date, this change in the discount rate has an impact (increase/decrease) in the asset retirement cost and reclamation liability.

Under US GAAP, upward revisions in the amount of undiscounted estimated cash flows are discounted using the current credit-adjusted risk-free rate. Downward revisions in the amount of undiscounted estimated cash flows are discounted using the credit-adjusted risk-free rate that existed when the original liability was recognized.

Under US GAAP, there are no requirements of update the discount rate.

(e)	Inventories -
Under IFRS, the cost of inventory mainly includes less depreciation as a result of the reduced base of property, plant and equipment due to the impairment recorded in prior years.

Under US GAAP, the cost of inventory is affected by a different depreciation since the impairment recognized under US GAAP is different than the one recognized under US GAAP.

(f)	Deferred income tax –
The differences between US GAAP and IFRS are re-measurements that lead to different temporary differences. According to the accounting policies in Note 2.4 (l), the Company has to account for such differences.

During 2015, the Company recorded a valuation allowance of the deferred income tax asset recorded under IFRS which was higher by US$321.6 million compared to the valuation allowance recorded under US GAAP, mainly as a result of the impairment losses of prior years recorded under IFRS.